Schedule of Expenses of Slotting Fees, Sales Discounts and Allowances are Accounted as Direct Reduction of Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Accounting Policies [Abstract]
Gross Sales	$ 26,044,732	$ 11,165,524	$ 72,025,181	$ 34,373,119	$ 48,798,656	$ 42,238,702
Less: Slotting, Discounts, Allowances	350,819	312,842	1,654,214	1,142,453	1,714,916	1,480,097
Net Sales	25,693,913	10,852,682	70,370,967	33,230,666	47,083,740	40,758,605
Net Sales	$ 25,693,913	$ 10,852,682	$ 70,370,967	$ 33,230,666	$ 47,083,740	$ 40,758,605